Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for PEO(1)		Compensation Actually Paid to PEO(2)		Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On Total Stockholder Return(5)	Net Income(6)
Year	Steven R. Fife	Michael Beindorff	Steven R. Fife	Michael Beindorff
2026	$2,187,911	$233,001	$(218,717)	$178,540	$786,051	$288,427	$49.00	$5,072,000
2025	$2,816,128	$—	$7,473,244	$—	$1,010,069	$1,480,242	$206.43	$9,805,000
2024	$2,297,892	$—	$3,048,401	$—	$703,972	$853,888	$159.73	$2,937,000

Named Executive Officers, Footnote
(1)
Our PEO for fiscal years 2024 and 2025 is Steven R. Fife, our former President and Chief Executive Officer. Our PEOs for fiscal year 2026 are Steven R. Fife and Michael Beindorff, our Interim President and Chief Executive Officer. The dollar amounts reported in this column are the amounts of total compensation reported for Messrs. Fife and Beindorff in their respective “Total” column of the Summary Compensation Table in the applicable fiscal year.
(3)
The non-PEO NEOs for each year reported are as follows:

For fiscal year 2026: Ms. Cunningham and Mr. Aure;

For fiscal year 2025: Ms. Boyster and Mr. Thompson; and

For fiscal year 2024: Mr. Aure and Ms. Boyster.

PEO Total Compensation Amount		$ 2,816,128	$ 2,297,892
PEO Actually Paid Compensation Amount		7,473,244	3,048,401
Adjustment To PEO Compensation, Footnote
(2)
In accordance with SEC rules, the following adjustments were made to determine the compensation actually paid to our PEO during fiscal years 2026, 2025, and 2024, which consisted solely of adjustments to the PEO’s equity awards:

	2026		2025	2024
Description of Adjustment	Steven R. Fife	Michael Beindorff
Summary Compensation Table – Total Compensation	$2,187,911	$233,001	$2,816,128	$2,297,892
- grant date fair value of option awards and stock awards granted in the covered fiscal year	(1,557,832)	(91,334)	(1,605,326)	(1,478,697)
+ fair value at fiscal year-end of outstanding and unvested option awards and stock awards granted in the covered fiscal year	104,420	84,433	3,087,900	1,456,017
+ change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal years	—	—	1,461,124	377,899
+ fair value on vesting date of option awards and stock awards granted in the covered fiscal year that vested during the covered fiscal year	—	—	—	—
+ change in fair value as of the vesting date of option awards and stock awards granted in prior fiscal years that vested in the covered fiscal year	(341,008)	(49,807)	1,692,889	364,828
- fair value of as of prior fiscal year-end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	(617,311)	—	—	—
+ dollar value of dividends or earnings paid on option awards or stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	5,103	2,246	20,529	30,462
Total Equity Adjustments (subtotal)	(2,406,628)	(54,462)	4,657,116	750,509
Compensation Actually Paid	$(218,717)	$178,540	$7,473,244	$3,048,401

Non-PEO NEO Average Total Compensation Amount	$ 786,051	1,010,069	703,972
Non-PEO NEO Average Compensation Actually Paid Amount	$ 288,427	1,480,242	853,888
Adjustment to Non-PEO NEO Compensation Footnote
(4)
In accordance with SEC rules, the following adjustments were made to determine the compensation actually paid on average to our non-PEO NEOs during fiscal years 2026, 2025, and 2024, which consisted solely of adjustments to the non-PEO NEOs’ equity awards:

Description of Adjustment	2026	2025	2024
Summary Compensation Table – Total Compensation	$786,051	$1,010,069	$703,972
- grant date fair value of option awards and stock awards granted in the covered fiscal year	(365,111)	(553,454)	(274,882)
+ fair value at fiscal year-end of outstanding and unvested option awards and stock awards granted in the covered fiscal year	211,436	698,753	270,666
+ change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal years	(119,850)	149,237	79,354
+ fair value on vesting date of option awards and stock awards granted in the covered fiscal year that vested during the covered fiscal year	—	(12,188)	—
+ change in fair value as of the vesting date of option awards and stock awards granted in prior fiscal years that vested in the covered fiscal year	(64,791)	187,825	74,778
- fair value of as of prior fiscal year-end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	(159,308)	—	—
+ dollar value of dividends or earnings paid on option awards or stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	—	—	—
Total Equity Adjustments (subtotal)	(497,624)	470,173	149,916
Compensation Actually Paid	$288,427	$1,480,242	$853,888

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 49	206.43	159.73
Net Income (Loss)	$ 5,072,000	$ 9,805,000	$ 2,937,000
PEO Name	Steven R. Fife and Michael Beindorff	Steven R. Fife	Steven R. Fife
Additional 402(v) Disclosure
(5)
The Total Stockholder Return (“TSR”) calculation is based on the change in value of a $100 investment in the Company from the beginning of the period compared to the end of applicable period and assumes the reinvestment of dividends.
(6)
The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable fiscal year.

Steven R Fife [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,187,911	$ 2,816,128	$ 2,297,892
PEO Actually Paid Compensation Amount	(218,717)	7,473,244	3,048,401
Michael Beindorff [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	233,001	0	0
PEO Actually Paid Compensation Amount	178,540	0	0
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,657,116	750,509
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,605,326)	(1,478,697)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,087,900	1,456,017
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,461,124	377,899
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,692,889	364,828
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		20,529	30,462
PEO | Steven R Fife [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,406,628)
PEO | Steven R Fife [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,557,832)
PEO | Steven R Fife [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	104,420
PEO | Steven R Fife [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Steven R Fife [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Steven R Fife [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(341,008)
PEO | Steven R Fife [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(617,311)
PEO | Steven R Fife [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,103
PEO | Michael Beindorff [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(54,462)
PEO | Michael Beindorff [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(91,334)
PEO | Michael Beindorff [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	84,433
PEO | Michael Beindorff [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Michael Beindorff [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Michael Beindorff [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(49,807)
PEO | Michael Beindorff [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Michael Beindorff [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,246
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(497,624)	470,173	149,916
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(365,111)	(553,454)	(274,882)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	211,436	698,753	270,666
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(119,850)	149,237	79,354
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(12,188)	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(64,791)	187,825	74,778
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(159,308)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0